CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 93,562	$ 138,707
Trade receivables (net of allowance for doubtful accounts of $1,247 and $1,179 at December 31, 2018 and 2017, respectively)		72,555	73,267
Other accounts receivable and prepaid expenses		25,495	33,053
Inventories		158,492	132,940
Total current assets		350,104	377,967
Long-term assets:
Severance pay fund		3,591	3,887
Other long-term receivables		5,435	8,502
Deferred tax assets, net		6,372	3,965
Long-term deposits and prepaid expenses		2,799	2,743
Property, plant and equipment, net		213,338	216,653
Other intangibles assets			2,241
Goodwill		35,283	37,029
Total long-term assets		266,818	275,020
Total assets		616,922	652,987
Current liabilities:
Short-term bank credit		7,567	4,191
Trade payables		55,787	64,021
Related party and other loan	[1],[2]	2,908	3,463
Short term legal settlements and loss contingencies		13,146	25,782
Accrued expenses and other liabilities		31,873	30,000
Total current liabilities		111,281	127,457
Long-term liabilities:
Long-term loan and financing leaseback from a related party	[1]	7,089	8,336
Accrued severance pay		4,695	5,556
Long-term warranty provision		1,267	1,151
Long term legal settlements and loss contingencies		26,089	23,454
Deferred tax liabilities, net			657
Total long-term liabilities		39,140	39,154
Redeemable non-controlling interest			16,481
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2018 and 2017; 35,466,307 and 35,442,056 issued at December 31, 2018 and 2017; 34,363,211 and 34,338,960 shares outstanding at December 31, 2018 and 2017, respectively		371	371
Additional paid-in capital		153,593	151,880
Capital fund related to non-controlling interest		(5,587)
Accumulated other comprehensive income (loss), net		(3,177)	683
Retained earnings		360,731	356,391
Treasury shares at cost - 1,103,096 ordinary shares at December 31, 2018 and 2017		(39,430)	(39,430)
Total equity		466,501	469,895
Total liabilities and equity		$ 616,922	$ 652,987

[1]	In September, 2012, a financing leaseback of $10,900 related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.07% and is subject to adjustment for increases in the Israeli consumer price index.
[2]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders at that time CIOT and the Company, on a pro rata basis. Although the Company acquired CIOT ownership interest in Caesarstone Canada Inc. during December, 2018, the loan continues to bear interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25% (See also note 1c). The interest accrued on the loan is payable on a quarterly basis.